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WILLIAM G. STRENCH
wstrench@fbtlaw.com
(502) 568-0207
                                                                    May 16, 2001


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Hilliard Lyons Growth Fund, Inc.
          Form N-1A Registration Statement
          File No. 33-43177; 811-6423
          --------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Hilliard Lyons Growth Fund, Inc. (the "Fund") hereby certifies that the form of prospectus that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 13 to Registration Statement No. 333-43177/811-6423) filed electronically via EDGAR on May 1, 2001, therefore no Rule 497(c) filing was made.

     If you have any questions or would like further information, please call me at (502) 589-5400.

                                                     Very truly yours,

                                                     /S/ William G. Strench

                                                     William G. Strench


cc:  Mr. Joseph C. Curry, Jr.